Long-Term Investments (Tables)	6 Months Ended
Jun. 30, 2026
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

The Group’s long-term investments consisted of the following:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
		(Unaudited)
Equity investments:
Zibo Hengxin Investment Partnership (Limited Partnership) (the “Fund”) (i)	109,133	109,133	16,085
Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”) (ii)	2,858	2,858	421
MATSON (HONG KONG) (iii)	21,009	21,124	3,113
UNEX EV B.V. (iv)	737	709	104
S.U SWAP CO., LTD (v)	205	198	29
Less: impairment on equity investments	-	-	-
	133,942	134,022	19,752

(i)

In December 2020, the Group entered into a partnership agreement with Zibo Hengxin Investment Partnership (Limited Partnership) and its participating shareholder, Guanmiao (Beijing) Investment Management Co., Ltd. (“Guanmiao”), pursuant to which the Group agreed to purchase a limited partnership interest in Zibo Hengxin Investment Fund Partnership (Limited Partnership) (the “Fund”) in the amount of RMB120,000, entitling the Group to an aggregate interest of approximately 99% in the Fund. In December 2021, the Fund decreased its total partnership capital to RMB111,200 and returned RMB10,000 to the Group, as a result of which the Group’s aggregate interest was subsequently diluted to 98.9%. In October 2023, the Group made an additional capital contribution of RMB10,000 to Zibo Hengxin Investment Partnership, and the Group thereafter held an aggregate interest of approximately 99% in the Fund. There was no unfunded commitment to the Fund as of June 30, 2026.

(ii)

In April 2022, the Group entered into an agreement to invest in Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”), with capital contributions of RMB1,750 in June 2022 and RMB1,750 in November 2023, respectively. The Group held an equity interest of 35% in Huzhou Zheyou as of June 30, 2026.

(iii)

On February 6, 2024, the Company and Zeng Lingzhi, the sole legal and beneficial owner of MATSON (HONG KONG) (“Matson”), a private company with limited liability incorporated under the laws of Hong Kong engaged in the business of technology development, entered into a Share Exchange Agreement (the “Agreement”). Pursuant to the Agreement, the Company agreed to acquire from Matson 3,560 ordinary shares (the “Matson Shares”), which were to be issued and allotted by Matson to the Company and would represent 26.25% of Matson’s total equity shares (the “Acquisition”). In exchange for the Matson Shares, the Company agreed to issue and allot 30,000,000 ordinary shares of the Company.

(iv)	The Group entered into an agreement to invest in UNEX EV B.V. and injected capital of US$105 in July 2024. The Group held an equity interest of 9% of UNEX EV B.V. as of June 30, 2026.

(v)	The Group entered into an agreement to invest in S.U SWAP CO., LTD and injected capital of RMB205 in December 2025. The Group held an equity interest of 10.2% of S.U SWAP CO., LTD as of June 30, 2026.